Supplemental Information - Supplemental Information of Income Statement (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Revenues
Net sales	$ 6,655	$ 6,450	$ 12,039	$ 11,526
Finance and interest income	293	303	590	599
Total Revenues	6,948	6,753	12,629	12,125
Costs and Expenses
Cost of goods sold	5,427	5,252	9,924	9,490
Selling, general and administrative expenses	575	595	1,117	1,141
Research and development expenses	228	225	419	408
Restructuring expenses	12	10	24	25
Interest expense	234	240	453	470
Other, net	139	190	280	820
Total Costs and Expenses	6,615	6,512	12,217	12,354
Income (loss) before income taxes and equity in income of unconsolidated subsidiaries and affiliates	333	241	412	(229)
Income tax (expense)	(113)	(107)	(161)	(147)
Equity in income of unconsolidated subsidiaries and affiliates	27	(5)	45	(8)
Net income (loss)	247	129	296	(384)
Industrial Activities [Member]
Revenues
Net sales	6,655	6,450	12,039	11,526
Finance and interest income	29	33	65	64
Total Revenues	6,684	6,483	12,104	11,590
Costs and Expenses
Cost of goods sold	5,427	5,252	9,924	9,490
Selling, general and administrative expenses	519	520	996	997
Research and development expenses	228	225	419	408
Restructuring expenses	11	9	22	24
Interest expense	150	152	289	302
Interest compensation to Financial Services	84	85	166	161
Other, net	53	116	116	681
Total Costs and Expenses	6,472	6,359	11,932	12,063
Income (loss) before income taxes and equity in income of unconsolidated subsidiaries and affiliates	212	124	172	(473)
Income tax (expense)	(72)	(70)	(82)	(64)
Equity in income of unconsolidated subsidiaries and affiliates	20	(12)	32	(21)
Results from intersegment investments	87	87	174	174
Net income (loss)	247	129	296	(384)
Financial Services [Member]
Revenues
Finance and interest income	400	399	796	787
Total Revenues	400	399	796	787
Costs and Expenses
Selling, general and administrative expenses	56	75	121	144
Restructuring expenses	1	1	2	1
Interest expense	137	132	268	258
Other, net	85	74	165	140
Total Costs and Expenses	279	282	556	543
Income (loss) before income taxes and equity in income of unconsolidated subsidiaries and affiliates	121	117	240	244
Income tax (expense)	(41)	(37)	(79)	(83)
Equity in income of unconsolidated subsidiaries and affiliates	7	7	13	13
Net income (loss)	$ 87	$ 87	$ 174	$ 174